Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments Disclosure Text Block

Note 32 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The information about the estimated fair values of financial instruments presented hereunder excludes all nonfinancial instruments and certain other specific items.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management's best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions.

The fair values reflected herein have been determined based on the prevailing interest rate environment at December 31, 2012 and 2011, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation's fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation's value as a going concern. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Corporation.

Following is a description of the Corporation's valuation methodologies and inputs used to estimate the fair values for each class of financial assets and liabilities not measured at fair value, but for which the fair value is disclosed. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation. For a description of the valuation methodologies and inputs used to estimate the fair value for each class of financial assets and liabilities measured at fair value, refer to Note 31.

Cash and due from banks

Cash and due from banks include cash on hand, cash items in process of collection, and non-interest bearing deposits due from other financial institutions. The carrying amount of cash and due from banks is a reasonable estimate of its fair value. Cash and due from banks are classified as Level 1.

Money market investments

Investments in money market instruments include highly liquid instruments with an average maturity of three months or less. For this reason, they carry a low risk of changes in value as a result of changes in interest rates, and the carrying amount approximates their fair value.  Money market investments include federal funds sold, securities purchased under agreements to resell, time deposits with other banks, and cash balances, including those held at the Federal Reserve. These money market investments are classified as Level 2, except for cash balances which generate interest, including those held at the Federal Reserve, which are classified as Level 1.

Investment securities held-to-maturity

  Obligations of Puerto Rico, States and political subdivisions: Municipal bonds include Puerto Rico public municipalities debt and bonds collateralized by second mortgages under the Home Purchase Stimulus Program. Puerto Rico public municipalities debt was valued internally based on benchmark treasury notes and a credit spread derived from comparable Puerto Rico government trades and recent issuances. Puerto Rico public municipalities debt is classified as Level 3. Given that the fair value of municipal bonds collateralized by second mortgages was based on internal yield and prepayment speed assumptions, these municipal bonds are classified as Level 3.
  Agency collateralized mortgage obligation: The fair value of the agency collateralized mortgage obligation (“CMO”), which is guaranteed by GNMA, was based on internal yield and prepayment speed assumptions. This agency CMO is classified as Level 3.
  Other: Other securities include foreign and corporate debt. Given that the fair value was based on quoted prices for similar instruments, foreign debt is classified as Level 2. The fair value of corporate debt, which is collateralized by municipal bonds of Puerto Rico, was internally derived from benchmark treasury notes and a credit spread based on comparable Puerto Rico government trades, similar securities, and/or recent issuances. Corporate debt is classified as Level 3.

  Other investment securities

  Federal Home Loan Bank capital stock: Federal Home Loan Bank (FHLB) capital stock represents an equity interest in the FHLB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the excess stock is repurchased by the FHLB at its par value, the carrying amount of FHLB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Federal Reserve Bank capital stock: Federal Reserve Bank (FRB) capital stock represents an equity interest in the FRB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the canceled stock is repurchased by the FRB for the amount of the cash subscription paid, the carrying amount of FRB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Trust preferred securities: These securities represent the equity-method investment in the common stock of these trusts. Book value is the same as fair value for these securities since the fair value of the junior subordinated debentures is the same amount as the fair value of the trust preferred securities issued to the public. The equity-method investment in the common stock of these trusts is classified as Level 2, except for that of Popular Capital Trust III (Troubled Asset Relief Program) which is classified as Level 3. Refer to Note 22 for additional information on these trust preferred securities.
  Other investments: Other investments include private equity method investments and Visa Class B common stock held by the Corporation. Since there are no observable market values, private equity method investments are classified as Level 3. The Visa Class B common stock was priced by applying the quoted price of Visa Class A common stock, net of a liquidity adjustment, to the as converted number of Class A common shares since these Class B common shares are restricted and not convertible to Class A common shares until pending litigation is resolved. Thus, these stocks are classified as Level 3.

  Loans held-for-sale

  The fair value of certain impaired loans held-for-sale was based on a discounted cash flow model that assumes that no principal payments are received prior to the effective average maturity date, that the outstanding unpaid principal balance is reduced by a monthly net loss rate, and that the remaining unpaid principal balance is received as a lump sum principal payment at the effective average maturity date. The remaining unpaid principal balance expected to be received, which is based on the prior 12-month cash payment experience of these loans and their expected collateral recovery, was discounted using the interest rate currently offered to clients for the origination of comparable loans. These loans are classified as Level 3. For loans held-for-sale originated with the intent to sell in the secondary market, its fair value was determined using similar characteristics of loans and secondary market prices assuming the conversion to mortgage-backed securities. Given that the valuation methodology uses internal assumptions based on loan level data, these loans are classified as Level 3. The fair value of certain other loans held-for-sale is based on bids received from potential buyers; binding offers; or external appraisals, net of internal adjustments and estimated costs to sell. Loans held-for-sale based on binding offers are classified as Level 2. Loans held-for-sale based on indicative offers and/or external appraisals are classified as Level 3.

  Loans held-in-portfolio

  The fair values of the loans held-in-portfolio have been determined for groups of loans with similar characteristics. Loans were segregated by type such as commercial, construction, residential mortgage, consumer, and credit cards. Each loan category was further segmented based on loan characteristics, including interest rate terms, credit quality and vintage. Generally, fair values were estimated based on an exit price by discounting expected cash flows for the segmented groups of loans using a discount rate that considers interest, credit and expected return by market participant under current market conditions. Additionally, prepayment, default and recovery assumptions have been applied in the mortgage loan portfolio valuations. Generally accepted accounting principles do not require a fair valuation of the lease financing portfolio, therefore it is included in the loans total at its carrying amount. Loans held-in-portfolio are classified as Level 3.

  FDIC loss share asset

  Fair value of the FDIC loss share asset was estimated using projected net losses related to the loss sharing agreements, which are expected to be reimbursed by the FDIC. The projected net losses were discounted using the U.S. Government agency curve. The loss share asset is classified as Level 3.

  Deposits

  Demand deposits: The fair value of demand deposits, which have no stated maturity, was calculated based on the amount payable on demand as of the respective dates. These demand deposits include non-interest bearing demand deposits, savings, NOW, and money market accounts. Thus, these deposits are classified as Level 2.
  Time deposits: The fair value of time deposits was calculated based on the discounted value of contractual cash flows using interest rates being offered on time deposits with similar maturities. The non-performance risk was determined using internally-developed models that consider, where applicable, the collateral held, amounts insured, the remaining term, and the credit premium of the institution. For certain 5-year certificates of deposit in which customers may withdraw their money anytime with no penalties or charges, the fair value of these certificates of deposit incorporate an early cancellation estimate based on historical experience. Time deposits are classified as Level 2.

  Assets sold under agreements to repurchase

  Securities sold under agreements to repurchase (structured and non-structured): Securities sold under agreements to repurchase with short-term maturities approximate fair value because of the short-term nature of those instruments. Resell and repurchase agreements with long-term maturities were valued using discounted cash flows based on the three-month LIBOR. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these long-term securities sold under agreements to repurchase were considered. In the case of callable structured repurchase agreements, the callable feature is not considered when determining the fair value of those repurchase agreements, since there is a remote possibility, based on forward rates, that the investor will call back these agreements before maturity since it is not expected that the interest rates would rise more than the specified interest rate of these agreements. Securities sold under agreements to repurchase (structured and non-structured) are classified as Level 2.

  Other short-term borrowings

  The carrying amount of other short-term borrowings approximate fair value because of the short-term maturity of those instruments or because they carry interest rates which approximate market. Thus, these other short-term borrowings are classified as Level 2.

  Notes payable

  FHLB advances: The fair value of FHLB advances was based on the discounted value of contractual cash flows over their contractual term. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these advances were considered. These advances are classified as Level 2.
  Medium-term notes: The fair value of publicly-traded medium-term notes was determined using recent trades of similar transactions. Publicly-traded medium-term notes are classified as Level 2. The fair value of non-publicly traded debt was based on remaining contractual cash outflows, discounted at a rate commensurate with the non-performance credit risk of the Corporation, which is subjective in nature. Non-publicly traded debt is classified as Level 3.
  Junior subordinated deferrable interest debentures (related to trust preferred securities): The fair value of junior subordinated interest debentures was determined using recent trades of similar transactions. Thus, these junior subordinated deferrable interest debentures are classified as Level 2.
  Junior subordinated deferrable interest debentures (Troubled Asset Relief Program): The fair value of junior subordinated deferrable interest debentures was based on the discounted value of contractual cash flows over their contractual term. The discount rate was based on the rate at which a similar security was priced in the open market. Thus, these junior subordinated deferrable interest debentures are classified as Level 3.
  Others: The other category includes capital lease obligations. Generally accepted accounting principles do not require a fair valuation of capital lease obligations, therefore; it is included at its carrying amount. Capital lease obligations are classified as Level 3.

Commitments to extend credit and letters of credit

Commitments to extend credit were valued using the fees currently charged to enter into similar agreements. For those commitments where a future stream of fees is charged, the fair value was estimated by discounting the projected cash flows of fees on commitments. Since the fair value of commitments to extend credit varies depending on the undrawn amount of the credit facility, fees are subject to constant change, and cash flows are dependent on the creditworthiness of borrowers, commitments to extend credit are classified as Level 3. The fair value of letters of credit was based on fees currently charged on similar agreements. Given that the fair value of letters of credit constantly vary due to fees being subject to constant change and whether the fees are received depends on the creditworthiness of the account parties, letters of credit are classified as Level 3.

The following table presents the carrying or notional amounts, as applicable, and estimated fair values for financial instruments with their corresponding level in the fair value hierarchy.

	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Assets:
Cash and due from banks	$439,363	$439,363	$-	$-	$439,363	$535,282	$535,282
Money market investments	1,085,580	839,007	246,573	-	1,085,580	1,376,174	1,376,174
Trading account securities, excluding
derivatives[1]	314,515	-	297,959	16,556	314,515	436,330	436,330
Investment securities available-for-sale[1]	5,084,201	3,827	5,073,304	7,070	5,084,201	5,009,823	5,009,823
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	116,177	-	-	117,558	117,558	98,973	98,770
Collateralized mortgage
obligation-federal agency	140	-	-	144	144	160	151
Other	26,500	-	1,500	25,031	26,531	26,250	26,333
Total investment securities
held-to-maturity	$142,817	$-	$1,500	$142,733	$144,233	$125,383	$125,254
Other investment securities:
FHLB stock	$89,451	$-	$89,451	$-	$89,451	$84,133	$84,133
FRB stock	79,878	-	79,878	-	79,878	79,648	79,648
Trust preferred securities	14,197	-	13,197	1,000	14,197	14,197	14,197
Other investments	1,917	-	-	3,975	3,975	1,902	3,605
Total other investment securities	$185,443	$-	$182,526	$4,975	$187,501	$179,880	$181,583
Loans held-for-sale	$354,468	$-	$4,779	$376,582	$381,361	$363,093	$390,783
Loans not covered under loss sharing
agreement with the FDIC	20,361,491	-	-	17,424,038	17,424,038	19,912,233	16,753,889
Loans covered under loss sharing
agreements with the FDIC	3,647,066	-	-	3,925,440	3,925,440	4,223,758	4,663,327
FDIC loss share asset	1,399,098	-	-	1,241,579	1,241,579	1,915,128	1,755,295
Mortgage servicing rights	154,430	-	-	154,430	154,430	151,323	151,323
Derivatives	41,935	-	41,935	-	41,935	61,887	61,887
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,089,904	$-	$18,089,904	$-	$18,089,904	$17,232,087	$17,232,087
Time deposits	8,910,709	-	8,994,363	-	8,994,363	10,710,040	10,825,256
Total deposits	$27,000,613	$-	$27,084,267	$-	$27,084,267	$27,942,127	$28,057,343
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,378,562	$-	$1,385,237	$-	$1,385,237	$1,102,907	$1,107,314
Structured repurchase agreements	638,190	-	720,620	-	720,620	1,038,190	1,166,488
Total assets sold under agreements to
repurchase	$2,016,752	$-	$2,105,857	$-	$2,105,857	$2,141,097	$2,273,802
Other short-term borrowings[2]	$636,200	$-	$636,200	$-	$636,200	$296,200	$296,200
Notes payable:
FHLB advances	$577,490	$-	$608,313	$-	$608,313	$642,568	$673,505
Medium-term notes	236,753	-	243,351	3,843	247,194	278,897	282,898
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	363,659	-	363,659	439,800	284,238
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	499,470	-	-	824,458	824,458	470,037	457,120
Others	24,208	-	-	24,208	24,208	25,070	25,070
Total notes payable	$1,777,721	$-	$1,215,323	$852,509	$2,067,832	$1,856,372	$1,722,831
Derivatives	$42,585	$-	$42,585	$-	$42,585	$66,700	$66,700
Contingent consideration	$112,002	$-	$-	$112,002	$112,002	$99,762	$99,762

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,774,990	$-	$-	$2,858	$2,858	$6,695,956	$2,062
Letters of credit	148,153	-	-	1,544	1,544	136,341	2,339

[1] Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 20 to the consolidated financial statements for the composition of short-term borrowings.